Document And Entity Information	Jul. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 10, 2026
Entity Registrant Name	ENOVA INTERNATIONAL, INC.
Entity Central Index Key	0001529864
Entity Emerging Growth Company	false
Entity File Number	1-35503
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3190813
Entity Address, Address Line One	175 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	312
Local Phone Number	568-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.00001 par value per share
Trading Symbol	ENVA
Security Exchange Name	NYSE
Amendment Description	Item 5.02 Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers.As disclosed in the Form 8-K filed by Enova International, Inc. (the “Company”) on July 10, 2026 (the “Original Form 8-K”), Maria Veltre was elected by the Board of Directors of the Company to serve as a member of the Board effective as of July 10, 2026. The Company is filing this Amendment No. 1 to the Original Form 8-K to disclose that, in addition, Ms. Veltre was appointed to serve as a member of the Management Development and Compensation Committee of the Board effective as of July 10, 2026.